Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,589	$ 605
Liquefaction Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	544	358
CQP and cash held by guarantor subsidiaries [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,045	$ 247